Schedule of significant exchange rates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Average rate	1.1012	1.0808
Period-end spot rate	1.177	1.0705